SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2025. The results of operations for the six months ended June 30, 2026 are not necessarily indicative of the results for the full year.

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-Continued

Use of estimates

(b) Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for credit loss, lower of cost or net realizable value of inventory, useful lives of long-lived assets, impairment of long-lived assets and valuation allowance on deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Functional currency and foreign currency translation

(c) Functional currency and foreign currency translation

The functional and reporting currency of the Company is the United States Dollar (“US$”). The Company’s operating subsidiaries in Taiwan, China and mainland China use their respective currencies New Taiwan dollar (“NT$”) and Renminbi (“RMB”) as their functional currencies.

The financial statements of MKD BVI and its subsidiaries, other than subsidiaries with functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the period for income and expense items. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution.

Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholders’ equity (deficit). Gains and losses from foreign currency transactions are included in the Company’s consolidated statements of operations and comprehensive loss.

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	June 30, 2025		December 31, 2025		June 30, 2026
	Period-end spot rate	Average rate	Period-ended spot rate	Average rate	Period-ended spot rate	Average rate
	(Unaudited)				(Unaudited)
US$ against RMB	US$1=RMB 7.1636	US$1=RMB 7.2526	US$1=RMB 6.9931	US$1=RMB 7.1875	US$1=RMB 6.7851	US$1=RMB 6.8624
US$ against NT$	US$1=NT$ 29.1800	US$1=NT$ 31.8683	US$1=NT$ 31.3700	US$1=NT$ 31.1663	US$1=NT$ 31.8500	US$1=NT$ 31.6164

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-Continued

Restricted cash

(d) Restricted cash

As at December 31, 2025, the restricted cash balances include funds that have been frozen due to the Company’s involvement in legal litigation and the balances were released in January 2026 as a result of the Company’s settlement with the counterparty.

Time deposit

(e) Time deposit

Time deposits represent interest-bearing financial assets with fixed maturities and pre-determined fixed or floating interest rates, held with banks or other eligible financial institutions. Their accounting treatment under US GAAP is governed by ASC 305, ASC 320 and ASC 835, and is prescribed as follows: time deposits with an original maturity of three months or less are classified as cash and cash equivalents by virtue of their high liquidity. For time deposits with an original maturity exceeding three months, if the Company has both the positive intent and the ability to hold such deposits to maturity, they are classified as held-to-maturity debt securities. On the balance sheet, such deposits are presented as short-term assets or other current assets if their remaining maturity is 12 months or less as of the reporting date, and as non-current investments or other non-current assets if their remaining maturity exceeds 12 months.

All time deposits are measured at amortized cost. Any premium or discount arising from the difference between the deposit amount and the face value is amortized over the deposit term using the effective interest method in accordance with ASC 835-20. Interest income is accrued ratably over the deposit term, which includes the amortization of any related premium or discount, and is presented as interest income or investment income in the income statement.

The Company assesses the impairment of held-to-maturity time deposits in accordance with ASC 320-10-35 and ASC 326 (the current expected credit loss model). A credit loss allowance is recognized when the present value of the expected cash flows from the deposit (discounted at the effective interest rate) is lower than its carrying amount. No credit loss allowance is recognized if the depository institution has minimal credit risk and there is no objective evidence of credit deterioration.

Upon maturity redemption or early withdrawal of time deposits, the difference between the carrying amount of the deposit and the actual consideration received (including accrued but unpaid interest) is recognized as a gain or loss on the derecognition of financial assets in the income statement, presented within interest income or other income and expenses. Any penalties incurred on early withdrawal are either offset against interest income or recognized as a separate expense line item in the income statement.

As of December 31, 2025, the Company’s time deposits represented funds placed with commercial banks in the PRC from August 25, 2025 to February 25, 2026. The Company has pledged the relevant deposit certificates as a pledge guarantee for a third party for this period. The aforementioned pledge was fully released upon maturity on February 25, 2026.

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-Continued

Fair value measurement

(f) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

● Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

● Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

● Level 3—Unobservable inputs which are supported by little or no market activity

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-Continued

(f) Fair value measurement-continued

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, time deposit, restricted cash, accounts receivable, net, other receivables included in prepaid expenses and other current assets, short-term and long-term bank borrowings, lease liabilities, accounts payable, amounts due to/due from related parties, long-term borrowings, other payables included in accrued expenses and other current liabilities. As of December 31, 2025 and June 30, 2026, the carrying values of these financial instruments, except for other non-current assets, non-current portion of long-term banks borrowings, and non-current portion of lease liabilities, approximated their respective fair values due to the short-term maturity of these instruments.

The Company’s non-financial assets, such as property, plant and equipment, real estate property for lease and ROU assets would be measured at fair value only if they were determined to be impaired.

Revenue recognition

(g) Revenue recognition

The Company’s revenues are generated through (i) sales of manufactured electronic products, (ii) commissioned processing service, (iii) technical service, (iv) rental income and (v)others, among which technical service is a new revenue type added by the Company in 2026.

Technical service

The Company provides technical services to customers, mainly including technical support services in connection with its products, and enters into contracts with them specifying the scope of services, deliverables and service fees. Under each contract, the Company identifies only one performance obligation of providing the agreed technical services. The Company recognizes revenue at a point in time upon the customer’s acceptance of the agreed deliverables, with the amount of the determined service charges on the contracts. There was no variable consideration nor financing component.

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-Continued

The following table disaggregates the Company’s revenue for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
	(Unaudited)
By revenue type
Sales of manufactured electronic products	$1,195,012	$1,182,670
Commissioned processing service	164,838	204,226
Technical service	—	115,715
Rental income	2,024	37,093
Others	3,410	2,205
Total	$1,365,284	$1,541,909

Advance from customers consists of payments received related to unsatisfied performance obligations at the end of the period. The advance from customers amounted to US$281,556 and US$216,221 as of December 31, 2025 and June 30, 2026, respectively.

Segment reporting

(h) Segment reporting

The Company adopted ASU 2023-07 in the fourth quarter of 2024, in accordance with the required adoption timeline for public entities. The adoption of this ASU did not materially impact its financial statement disclosures, as the Company’s existing segment reporting practices were already in alignment with the new requirements. The Company uses the management approach in determining its operating segments. The Company’s chief operating decision maker (“CODM”) identified as the Company’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company’s long-lived assets are substantially located in the PRC, no geographical segments are presented.